SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Suntech Japan
Warranty cost
Typical period of warranty for standard PV modules (in years)	5 years					10 years
Extended period of warranty for standard PV modules (in years)	10 years
Period of standard warranty for PV modules against declines of more than 5% of initial power generation capacity (in years)	5 years
Period of standard warranty for PV modules against declines of more than 10% of initial power generation capacity (in years)	12 years
Period of standard warranty for PV modules against declines of more than 15% of initial power generation capacity (in years)	18 years
Period of standard warranty for PV modules against declines of more than 20% of initial power generation capacity (in years)	25 years
Minimum percentage of declines of initial power generation capacity required for standard warranty of 5 years	5.00%
Minimum percentage of declines of initial power generation capacity required for standard warranty of 12 years	10.00%
Minimum percentage of declines of initial power generation capacity required for standard warranty of 18 years	15.00%
Minimum percentage of declines of initial power generation capacity required for standard warranty of 25 years	20.00%					10.00%
Maximum period for guaranteeing minimum system output	5 years
Maximum period for providing certain post-sales system quality warranty	5 years
Product warranty accrual as percentage of solar module sales	1.00%
Foreign currency translation and comprehensive income (loss)
Aggregate amount of cash, cash equivalents and restricted cash denominated in RMB				367.8	312.8
Total comprehensive income	(934.4)	249.5	87.1
Components of accumulated other comprehensive income
Foreign currency translation gains	130.3	96.7
Net realized (loss) gain under cash flow hedge	31.3	(19.0)
Other		(0.2)
Total	$ 161.6	$ 77.5